APPENDIX I

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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


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1.      Name and address of issuer:

        THE VICTORY PORTFOLIOS
        3435 STELZER ROAD
        COLUMBUS, OHIO  43219

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2. The name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):
        [X]

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3.      Investment Company Act File Number: 811-4852
                                            --------

        Securities Act File Number:  33-8982
                                    ---------
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4(a).   Last day of fiscal year for which this Form is filed:

        OCTOBER 31, 1997

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


SEC 2393 (10-97)

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5.      Calculation of registration fee:
        (i)    Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):                    $14,764,939,664
                                                                             ---------------

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:            $13,651,337,518
                                                               --------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995
               that were not previously used to reduce
               registration fees payable to the Commission:                $0
                                                               --------------

        (iv)   Total available redemption credits (add
               Items 5(ii) and 5(iii):                                    -  $13,651,337,518
                                                                           -----------------

        (v)    Net sales -- if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:               $1,113,602,146
                                                                           -----------------
      -----------------------------------------------------------------
        (vi)   Redemption credits available for use in future     $ 0
               years - if Item 5(i) is less than Item 5(iv)     -------
               (subtract Item 5(iv) from Item 5(i))
      -----------------------------------------------------------------

        (vii)  Multiplier for determining registration fee
               (See instruction C.9):                                   x           0.000295
                                                                           -----------------

        (viii) Registration fee due [multiply item 5(v) by
               item 5(vii)] "0" if no fee is due):                     =         $328,512.63
                                                                         ===================
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6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

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7.      Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year (see
        Instruction D):                                          +          $0
                                                                   -----------

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8.      Total of the amount of the registration fee due plus any
        interest due (Item 5(vii) plus Item 7):                  = $328,512.63
                                                                   -----------

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SEC 2393 (10-97)

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                          ------------

        Method of Delivery:

                      [X] Wire Transfer
                      [ ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                          ------------------------------------------------------

                             Tom Line      Treasurer
                          ------------------------------------------------------

Date
     ---------------------


 *Please print the name and title of the signing officer below the signature.




SEC 2393 (10-97)

                  THE VICTORY PORTFOLIOS
                  ----------------------


                  PRIME OBLIGATIONS

                  US GOVERNMENT OBLIGATIONS
                       SELECT
                       INVESTOR

                  TAX-FREE MONEY MARKET

                  OHIO MUNICIPAL MONEY MARKET

                  INSTITUTIONAL MONEY MARKET
                       SELECT
                       INVESTOR

                  FINANCIAL RESERVES

                  DIVERSIFIED STOCK
                       CLASS A
                       CLASS B

                  OHIO REGIONAL STOCK
                       CLASS A
                       CLASS B

                  LIMITED TERM INCOME

                  GOVERNMENT MORTGAGE

                  OHIO MUNICIPAL BOND

                  INTERNATIONAL GROWTH
                       CLASS A
                       CLASS B

                  BALANCED
                       CLASS A
                       CLASS B

                  VALUE

                  SPECIAL VALUE
                       CLASS A
                       CLASS B

                  SPECIAL GROWTH

                  STOCK INDEX

                  GROWTH

                  INVESTMENT QUALITY BOND

                  INTERMEDIATE INCOME

                  NATIONAL MUNICIPAL BOND
                       CLASS A
                       CLASS B

                  FUND FOR INCOME

                  NEW YORK TAX-FREE
                       CLASS A
                       CLASS B

                  REIT

                  LAKEFRONT